Subsequent Events (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 04, 2023 USD ($)	Jan. 04, 2023 CNY (¥)
Subsequent Event [Line Items]
Inventory wrote off		$ 532,366
Gain on scrapped out inventory		709,479
Gain on selling of imperfections	$ 462,368
Equipment [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Secured debt			$ 290,200	¥ 2
RSLP [Member]
Subsequent Event [Line Items]
Sale of imperfections		545,975
Gain on selling of imperfections		$ 462,368